SHARE-BASED COMPENSATION - General information (Details) € in Thousands		12 Months Ended
	Dec. 22, 2020 shares	Dec. 31, 2020 EUR (€) plan	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		€ 7,356	€ 4,449	€ 3,889
Expense from share-based payment transactions with employees		7,356	4,449	3,889
Income Tax Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		€ 1,600	600
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	4,200,000
Share Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based payment option plans | plan		2
Former Board Of Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based payment option plans | plan		1
Share-based compensation		€ 75	557	395
Senior Management And Former Members Of The Board Of Management, Non Directors Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based payment option plans | plan		1
Share-based compensation		€ 2,594	2,157	1,285
Bonus shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		€ 45	€ 0	€ 708